Debt Facilities - Components of Convertible Subordinates Notes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long term debt, gross	$ 1,457,964	$ 1,243,699
Less the amount representing debt discount and debt issuance cost	(22,811)	(2,681)
Total long term debt	5,309,826
Convertible Subordinated Debt | Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Equity component	0	42,091
Long term debt, gross	0	150,082
Less the amount representing debt discount and debt issuance cost	0	(3,961)
Total long term debt	$ 0	$ 146,121